World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
February 28, 2015

Dates Covered
Collections Period	02/01/15 - 02/28/15
Interest Accrual Period	02/17/15 - 03/15/15
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/15	443,485,625.95	24,629
Yield Supplement Overcollateralization Amount at 01/31/15	13,672,630.28	0
Receivables Balance at 01/31/15	457,158,256.23	24,629
Principal Payments	15,862,490.91	380
Defaulted Receivables	1,013,262.97	45
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/15	12,939,248.55	0
Pool Balance at 02/28/15	427,343,253.80	24,204

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	55.63%

Prepayment ABS Speed	1.38%

Overcollateralization Target Amount	19,230,446.42
Actual Overcollateralization	19,230,446.42

Weighted Average APR	3.38%
Weighted Average APR, Yield Adjusted	5.07%
Weighted Average Remaining Term	48.13

Delinquent Receivables:
Past Due 31-60 days	6,439,430.46	317
Past Due 61-90 days	1,515,480.41	76
Past Due 91 + days	429,648.07	29
Total	8,384,558.94	422

Total 31+ Delinquent as % Ending Pool Balance	1.96%

Recoveries	810,845.69

Aggregate Net Losses/(Gains) - February 2015	202,417.28
Current Net Loss Ratio (Annualized)	0.53%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.85%

Flow of Funds	$ Amount

Collections	17,903,758.26
Advances	(18,609.02)
Investment Earnings on Cash Accounts	2,130.00
Servicing Fee	(380,965.21)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	17,506,314.03

Distributions of Available Funds
(1) Class A Interest	308,482.78
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	15,415,965.40
(7) Distribution to Certificateholders	1,759,492.95
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	17,506,314.03

Servicing Fee	380,965.21
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 02/17/15	423,528,772.78
Principal Paid	15,415,965.40
Note Balance @ 03/16/15	408,112,807.38

Class A-1
Note Balance @ 02/17/15	0.00
Principal Paid	0.00
Note Balance @ 03/16/15	0.00
Note Factor @ 03/16/15	0.0000000%

Class A-2
Note Balance @ 02/17/15	63,243,772.78
Principal Paid	15,415,965.40
Note Balance @ 03/16/15	47,827,807.38
Note Factor @ 03/16/15	20.3522585%

Class A-3
Note Balance @ 02/17/15	235,000,000.00
Principal Paid	0.00
Note Balance @ 03/16/15	235,000,000.00
Note Factor @ 03/16/15	100.0000000%

Class A-4
Note Balance @ 02/17/15	109,676,000.00
Principal Paid	0.00
Note Balance @ 03/16/15	109,676,000.00
Note Factor @ 03/16/15	100.0000000%

Class B
Note Balance @ 02/17/15	15,609,000.00
Principal Paid	0.00
Note Balance @ 03/16/15	15,609,000.00
Note Factor @ 03/16/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	330,855.68
Total Principal Paid	15,415,965.40
Total Paid	15,746,821.08

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	25,297.51
Principal Paid	15,415,965.40
Total Paid to A-2 Holders	15,441,262.91
Class A-3
Coupon	0.83000%
Interest Paid	162,541.67
Principal Paid	0.00
Total Paid to A-3 Holders	162,541.67

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4445282
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.7124494
Total Distribution Amount	21.1569776

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1076490
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	65.5998528
Total A-2 Distribution Amount	65.7075018

A-3 Interest Distribution Amount	0.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6916667

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/15	91,566.48
Balance as of 02/28/15	72,957.46
Change	(18,609.02)

Reserve Account
Balance as of 02/17/15	1,903,544.61
Investment Earnings	219.04
Investment Earnings Paid	(219.04)
Deposit/(Withdrawal)	-
Balance as of 03/16/15	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61